Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

NOTE 15: Cash and cash equivalents

Thousands of $ For the years ended December 31	2022	2021
Cash and cash equivalents	15,503	58,498
Total cash and cash equivalents	15,503	58,498

The bank balances and cash held by the Company and short-term bank deposits have an original maturity of less than 3 months. The carrying amount of these assets approximates their fair value.

The Company had no restricted cash in 2022 and 2021.